TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of taxes on income [Abstract]
TAXES ON INCOME
NOTE 13 – TAXES ON INCOME

a.	Corporate taxation in Israel

The taxable income of BioLineRx, not subject to benefits as detailed below, is taxed at the standard Israeli corporate tax rate, which was 23% for all years included in these financial statements.

b.	Approved enterprise benefits

In May 2012, the Israeli Tax Authority (“ITA”) approved BioLineRx’s eligibility for tax benefits as a “Benefited Enterprise” under the Law for the Encouragement of Capital Investments, 5719-1959, as amended (the “Investments Law”), with respect to certain development programs (the “Eligible Projects”).

Subject to compliance with the applicable requirements, the portion of income eligible for benefits under the Benefited Enterprise regime will be entitled to a tax exemption for a period of two years, followed by five years at the Benefited Enterprise tax rate of 25%, commencing in the first year in which BioLineRx generates taxable income after setting off losses for Israeli tax purposes from prior years (see c. below). The seven-year period may not extend beyond 12 years from the beginning of the Benefited Enterprise’s election year. BioLineRx received Benefited Enterprise status with respect to Eligible Projects in the 2009 and 2012 tax years, so depending on when the Benefited Enterprise programs begin to generate taxable income, the benefits period could continue through 2023. However, any distribution of dividends derived from exempt income sourced in the Benefited Enterprise programs will be subject to a “claw back” of corporate tax at a rate no greater than 25%. In addition, dividends distributed by a publicly traded Israeli company to non-Israeli residents or Israeli individuals are generally subject to withholding tax of 25%. Under an applicable tax treaty, the withholding tax might be lower.

BioLineRx has the option to transition to a “Preferred Enterprise” regime under the Investments Law. Upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all qualifying industrial income of such company, as opposed to the previous incentives under the Investments Law, which were limited to income from Benefited Enterprises during the benefits period. Under the Investments Law, when the election is made, the uniform tax rate would be 16% for BioLineRx’s location in Israel. Preferred Enterprise profits are freely distributable as dividends, subject to a 20% withholding tax, or lower under an applicable tax treaty.

In addition, the ITA approved BioLineRx’s operations as an “Industrial Enterprise” under the Investments Law in 2012, meaning that BioLineRx is eligible for accelerated depreciation with respect to certain tangible assets belonging to its Benefited Enterprise. Should BioLineRx not meet the requirements for maintaining these benefits, they may be reduced or cancelled and, among other things, income deriving from the Eligible Projects would be subject to Israeli corporate tax at the standard rates.

c.	Tax loss carryforwards

As of December 31, 2020, the tax loss carryforwards of BioLineRx were approximately $293 million. The tax loss carryforwards have no expiration date.

The Company has not created deferred tax assets in respect of these tax loss carryforwards. See Note 2, paragraph 1.

d.	Tax assessments

In accordance with Israeli tax regulations, the tax returns filed by BioLineRx through the 2015 tax year are considered final.

e.	Theoretical taxes

As described in Note 2, paragraph 1, the Company has not recognized any deferred tax assets in the financial statements, as it does not expect to generate taxable income in the foreseeable future. The reported tax on the Company’s income before taxes differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

	Year ended December 31,
	2018		2019		2020
		in USD		in USD		in USD
		thousands		thousands		thousands
Loss before taxes	23.0%	(22,962)	23.0%	(25,446)	23.0%	(30,021)

Theoretical tax benefit		(5,281)		(5,853)		(6,905)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		(401)		(1,054)		(1,280)
Share-based compensation		581		405		292
Other		10		10		11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		5,091		6,492		7,882
Taxes on income for the reported year		-		-		-